UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2010

Date of reporting period: February 28, 2010

Item 1. Schedule of Investments:

Putnam Asset Allocation: Equity Portfolio

The fund's portfolio
2/28/10 (Unaudited)

COMMON STOCKS (85.1%)(a)
	Shares	Value

Advertising and marketing services (--%)
APAC Customer Services, Inc. (NON)	1,165	$6,035
		6,035

Aerospace and defense (2.2%)
Argon ST, Inc. (NON)	158	3,887
BAE Systems PLC (United Kingdom)	9,573	54,629
European Aeronautic Defense and Space Co. (France)	5,768	119,048
GenCorp, Inc. (NON)	639	2,760
L-3 Communications Holdings, Inc.	1,213	110,892
Lockheed Martin Corp.	1,913	148,754
Northrop Grumman Corp.	1,823	111,676
Raytheon Co.	900	50,616
United Technologies Corp.	2,170	148,970
		751,232

Agriculture (0.4%)
Andersons, Inc. (The)	646	20,865
Archer Daniels Midland Co.	3,297	96,800
Austevoll Seafood ASA (Norway)	857	6,668
HQ Sustainable Maritime Industries, Inc. (NON)	287	2,112
Pescanova SA (Spain)	186	5,548
		131,993

Airlines (0.1%)
British Airways PLC (United Kingdom) (NON)	3,296	10,613
Hawaiian Holdings, Inc. (NON)	1,412	10,985
		21,598

Automotive (1.5%)
Dollar Thrifty Automotive Group (NON)	348	10,454
Ford Motor Co. (NON) (S)	17,740	208,267
Hino Motors, Ltd. (Japan) (NON)	7,000	26,075
Navistar International Corp. (NON)	1,389	54,393
Oshkosh Corp. (NON)	1,698	64,728
Peugeot SA (France) (NON)	2,833	74,792
TRW Automotive Holdings Corp. (NON)	1,766	47,452
Valeo SA (France) (NON)	670	20,453
		506,614

Banking (6.0%)
Australia & New Zealand Banking Group, Ltd. (Australia)	6,335	131,448
Banca Monte dei Paschi di Siena SpA (Italy)	36,900	54,676
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	546	7,715
Banco Popolare SC (Italy) (NON)	6,901	43,938
Bank of America Corp.	9,646	160,702
Bank of Hawaii Corp.	950	40,100
Bank of New York Mellon Corp. (The)	1,302	37,133
Bank of the Ozarks, Inc.	275	8,448
Bankinter SA (Spain)	3,885	31,719
Barclays PLC (United Kingdom)	22,998	109,570
BNP Paribas SA (France)	1,468	106,221
Citigroup, Inc. (NON)	14,751	50,153
Credit Agricole SA (France)	2,509	37,314
Danske Bank A/S (Denmark) (NON)	2,479	56,498
DBS Group Holdings, Ltd. (Singapore)	11,000	109,584
EFG Eurobank Ergasias (Greece) (NON)	2,258	18,021
First Bancorp	248	3,502
First Defiance Financial Corp.	296	2,913
First Financial Bancorp	378	7,016
First Midwest Bancorp, Inc.	154	2,093
Flushing Financial Corp.	561	7,119
Hachijuni Bank, Ltd. (The) (Japan)	4,000	22,237
Hudson City Bancorp, Inc.	7,526	101,752
International Bancshares Corp.	397	8,416
JPMorgan Chase & Co.	8,156	342,307
Merchants Bancshares, Inc.	153	3,260
Oriental Financial Group (Puerto Rico)	557	6,149
Oversea-Chinese Banking Corp., Ltd. (Singapore)	4,000	24,166
PNC Financial Services Group, Inc.	792	42,578
State Street Corp.	321	14,416
Suffolk Bancorp	254	7,234
U.S. Bancorp	3,984	98,046
UniCredito Italiano SpA (Italy)	28,829	72,910
Wells Fargo & Co.	6,360	173,882
Westpac Banking Corp. (Australia)	3,651	85,546
Wilshire Bancorp, Inc.	435	4,089
Yamaguchi Financial Group, Inc. (Japan)	1,000	10,950
		2,043,821

Basic materials (0.3%)
Ameron International Corp.	110	7,576

Antofagasta PLC (United Kingdom)	7,367	99,232
Extract Resources, Ltd. (Australia) (NON)	231	1,354
Paladin Energy, Ltd. (Australia) (NON)	911	2,949
STR Holdings, Inc. (NON)	137	2,303
		113,414

Beverage (1.0%)
Anheuser-Busch InBev NV (Belgium)	2,137	106,986
Coca-Cola Co. (The)	1,815	95,687
Heineken Holding NV (Netherlands)	788	32,147
PepsiCo, Inc.	1,142	71,341
SABMiller PLC (United Kingdom)	1,305	34,221
		340,382

Biotechnology (1.5%)
American Oriental Bioengineering, Inc. (China) (NON)	518	2,150
Amgen, Inc. (NON)	3,279	185,624
Auxilium Pharmaceuticals, Inc. (NON)	105	3,171
Biogen Idec, Inc. (NON)	1,619	89,061
China-Biotics, Inc. (China) (NON)	207	3,507
Cubist Pharmaceuticals, Inc. (NON)	322	6,775
Dendreon Corp. (NON)	129	4,029
Enzon Pharmaceuticals, Inc. (NON)	486	4,515
Exelixis, Inc. (NON)	618	3,998
Facet Biotech Corp. (NON)	225	3,688
Genzyme Corp. (NON)	1,216	69,555
Gilead Sciences, Inc. (NON)	1,861	88,602
Ironwood Pharmaceuticals, Inc. (NON)	210	2,730
Martek Biosciences Corp. (NON)	882	17,490
Medivation, Inc. (NON)	209	7,526
OSI Pharmaceuticals, Inc. (NON)	105	3,887
PDL BioPharma, Inc.	626	4,382
United Therapeutics Corp. (NON)	107	6,143
		506,833

Broadcasting (0.7%)
Discovery Communications, Inc. Class C (NON)	1,126	29,884
DISH Network Corp. Class A	4,271	85,292
EchoStar Corp. Class A (NON)	997	20,080
M6-Metropole Television (France)	792	19,599
Mediaset SpA (Italy)	12,863	97,401
		252,256

Building materials (0.5%)
Asahi Glass Co., Ltd. (Japan)	11,000	109,802
Geberit International AG (Switzerland)	136	23,291
Owens Corning, Inc. (NON)	1,922	45,225
		178,318

Cable television (1.0%)
Comcast Corp. Class A	8,054	132,408
DIRECTV Class A (NON)	3,157	106,864
Liberty Global, Inc. Class A (NON)	3,139	84,376
		323,648

Chemicals (1.9%)
Albemarle Corp.	312	11,697
Ashland, Inc.	1,470	69,208
BASF SE (Germany)	125	7,021
Celanese Corp. Ser. A	3,254	101,492
CF Industries Holdings, Inc.	517	54,926
Dow Chemical Co. (The)	1,254	35,501
E.I. du Pont de Nemours & Co.	2,707	91,280
Eastman Chemical Co.	906	53,952
Hawkins, Inc.	255	5,087
Hitachi Chemical Co., Ltd. (Japan)	2,700	55,300
Huntsman Corp.	491	6,741
Innophos Holdings, Inc.	257	5,968
Koninklijke DSM NV (Netherlands)	635	26,519
Koppers Holdings, Inc.	618	17,180
Lubrizol Corp. (The)	907	71,662
Nitto Denko Corp. (Japan)	200	7,371
OM Group, Inc. (NON)	386	13,286
W.R. Grace & Co. (NON)	1,007	29,163
		663,354

Coal (0.6%)
Alpha Natural Resources, Inc. (NON)	886	40,765
China Coal Energy Co. (China)	2,000	3,190
China Shenhua Energy Co., Ltd. (China)	1,000	4,303
CONSOL Energy, Inc.	56	2,820
International Coal Group, Inc. (NON)	1,244	5,424
Massey Energy Co.	648	27,909
Peabody Energy Corp.	1,019	46,843
South Australian Coal Corp. (Australia) (F)	116	10
Walter Industries, Inc.	829	65,135
Yanzhou Coal Mining Co., Ltd. (China)	2,000	4,231
		200,630

Commercial and consumer services (1.1%)
AerCap Holdings NV (Netherlands) (NON)	1,046	9,947

Alliance Data Systems Corp. (NON)	99	5,489
Compass Group PLC (United Kingdom)	1,548	11,508
Deluxe Corp.	426	7,647
Emergency Medical Services Corp. Class A (NON)	113	5,883
Equifax, Inc.	360	11,614
Experian Group, Ltd. (Ireland)	9,265	85,741
EZCORP, Inc. Class A (NON)	1,091	21,525
HMS Holdings Corp. (NON)	260	11,970
Landauer, Inc.	56	3,403
Lender Processing Services, Inc.	983	37,531
Plexus Corp. (NON)	196	6,760
Sotheby's Holdings, Inc. Class A	479	11,640
Stantec, Inc. (Canada) (NON)	332	8,575
Steiner Leisure, Ltd. (Bahamas) (NON)	155	6,660
Swire Pacific, Ltd. (Hong Kong)	6,000	66,981
URS Corp. (NON)	434	20,181
Visa, Inc. Class A	411	35,050
Wheelock and Co., Ltd. (Hong Kong)	2,000	5,604
Wright Express Corp. (NON)	121	3,427
		377,136

Communications equipment (1.2%)
ARRIS Group, Inc. (NON)	954	9,845
Cisco Systems, Inc. (NON)	9,728	236,682
F5 Networks, Inc. (NON)	1,239	69,136
Harris Corp.	1,402	63,398
Netgear, Inc. (NON)	255	6,464
Qualcomm, Inc.	696	25,536
		411,061

Computers (4.0%)
Acme Packet, Inc. (NON)	309	5,151
Actuate Corp. (NON)	765	4,100
ANSYS, Inc. (NON)	117	5,132
Apple, Inc. (NON)	1,211	247,795
Black Box Corp.	241	6,972
Bottomline Technologies, Inc. (NON)	500	7,945
Brocade Communications Systems, Inc. (NON)	954	5,552
Checkpoint Systems, Inc. (NON)	543	11,197
Cray, Inc. (NON)	832	4,360
Dell, Inc. (NON)	1,735	22,954
EMC Corp. (NON)	1,744	30,503
Emdeon, Inc. Class A (NON)	604	9,422
Emulex Corp. (NON)	890	11,303
Fujitsu, Ltd. (Japan)	18,000	116,880
Global Defense Technology & Systems, Inc. (NON)	327	4,408
Hewlett-Packard Co.	3,731	189,497
IBM Corp.	2,899	368,637
Interactive Intelligence, Inc. (NON)	274	5,398
Juniper Networks, Inc. (NON)	1,041	29,127
Monotype Imaging Holdings, Inc. (NON)	817	7,770
NCI, Inc. (NON)	108	3,042
NetApp, Inc. (NON)	1,101	33,041
Netezza Corp. (NON)	433	3,958
NetSuite, Inc. (NON)	596	7,367
Polycom, Inc. (NON)	220	5,744
Quantum Corp. (NON)	3,122	7,743
Quest Software, Inc. (NON)	1,491	25,123
Seagate Technology (NON)	4,165	82,925
Silicon Graphics International Corp. (NON)	1,292	13,876
Super Micro Computer, Inc. (NON)	423	6,349
Synchronoss Technologies, Inc. (NON)	408	7,103
VASCO Data Security International, Inc. (NON)	559	4,427
Western Digital Corp. (NON)	1,443	55,743
		1,350,544

Conglomerates (1.7%)
3M Co.	1,389	111,328
Danaher Corp.	154	11,391
General Electric Co.	23,354	375,065
Marubeni Corp. (Japan)	5,000	29,878
Silex Systems, Ltd. (Australia) (NON)	399	2,043
SPX Corp.	844	50,210
Vivendi SA (France)	605	15,243
		595,158

Construction (0.4%)
Acciona SA (Spain)	121	13,452
Armstrong World Industries, Inc. (NON)	625	23,013
Balfour Beatty PLC (United Kingdom)	2,245	9,443
Broadwind Energy, Inc. (NON)	866	4,287
Chicago Bridge & Iron Co., NV (Netherlands) (NON)	683	14,814
Fletcher Building, Ltd. (New Zealand)	3,685	20,441
Impregilo SpA (Italy)	2,946	8,807
Insituform Technologies, Inc. (NON)	341	8,375
James Hardie Industries NV (Australia) (NON)	1,297	8,653
Layne Christensen Co. (NON)	429	11,832
		123,117

Consumer (0.3%)
Black & Decker Manufacturing Co.	726	52,613
Fuqi International, Inc. (China) (NON)	255	4,705
Sony Corp. (Japan)	1,300	44,621

		101,939

Consumer finance (0.3%)
American Express Co.	1,443	55,108
Capital One Financial Corp.	491	18,535
Diamond Lease Co., Ltd. (Japan)	110	3,800
Dollar Financial Corp. (NON)	248	5,565
Nelnet, Inc. Class A	674	10,595
World Acceptance Corp. (NON)	380	15,880
		109,483

Consumer goods (1.8%)
Clorox Co.	261	16,002
Colgate-Palmolive Co.	955	79,208
Energizer Holdings, Inc. (NON)	138	7,997
Estee Lauder Cos., Inc. (The) Class A	1,626	97,771
Inter Parfums, Inc.	559	7,591
Kimberly-Clark Corp.	2,154	130,834
National Presto Industries, Inc.	82	10,345
Newell Rubbermaid, Inc.	2,170	29,838
Prestige Brands Holdings, Inc. (NON)	839	6,737
Procter & Gamble Co. (The)	3,486	220,594
		606,917

Consumer services (0.2%)
Avis Budget Group, Inc. (NON)	593	6,238
Brink's Co. (The)	608	15,492
Interline Brands, Inc. (NON)	491	8,691
Liberty Media Holding Corp. - Interactive Class A (NON)	1,747	21,995
Phase Forward, Inc. (NON)	598	7,134
SRA International, Inc. Class A (NON)	197	3,755
WebMD Health Corp. Class A (NON)	334	14,389
		77,694

Containers (0.5%)
AEP Industries, Inc. (NON)	99	3,455
Crown Holdings, Inc. (NON)	1,561	42,647
Owens-Illinois, Inc. (NON)	2,795	82,844
Pactiv Corp. (NON)	1,137	28,152
Silgan Holdings, Inc.	99	5,654
		162,752

Distribution (--%)
Beacon Roofing Supply, Inc. (NON)	679	11,815
Core-Mark Holding Co., Inc. (NON)	149	4,774
		16,589

Electric utilities (2.7%)
A2A SpA (Italy)	11,837	20,457
BKW FMB Energie AG (Switzerland)	71	5,187
Chubu Electric Power, Inc. (Japan)	1,400	37,103
Constellation Energy Group, Inc.	1,855	65,055
DTE Energy Co.	1,227	53,276
EDF (France)	252	12,633
Enel SpA (Italy)	5,362	29,082
Energias de Portugal (EDP) SA (Portugal)	14,664	53,822
Entergy Corp.	113	8,585
Exelon Corp.	1,803	78,070
FirstEnergy Corp.	889	34,360
FPL Group, Inc.	1,471	68,210
Hokkaido Electric Power Co., Inc. (Japan)	300	5,939
Hokuriku Electric Power Co. (Japan)	300	6,772
Huaneng Power International, Inc. (China)	2,000	1,203
Integrys Energy Group, Inc.	1,046	46,108
Kansai Electric Power, Inc. (Japan)	400	9,471
Kyushu Electric Power Co., Inc. (Japan)	300	6,739
National Grid PLC (United Kingdom)	13,396	133,161
NSTAR	1,087	36,762
Pinnacle West Capital Corp.	1,103	40,160
PPL Corp.	2,056	58,555
Public Power Corp. SA (Greece) (NON)	1,454	21,881
Public Service Enterprise Group, Inc.	434	12,898
Shikoku Electric Power Co., Inc. (Japan)	200	5,739
Terna SPA (Italy)	10,395	42,719
Tokyo Electric Power Co. (Japan)	800	21,958
TransAlta Corp. (Canada)	107	2,232
UniSource Energy Corp.	198	5,770
		923,907

Electrical equipment (1.2%)
Capstone Turbine Corp. (NON)	5,225	6,218
China High Speed Transmission Equipment Group Co.,
Ltd. (China)	4,000	7,679
Conergy AG (Germany) (NON)	1,745	1,763
Emerson Electric Co.	1,909	90,372
Fushi Copperweld, Inc. (China) (NON)	851	7,770
GrafTech International, Ltd. (NON)	334	4,172
Harbin Electric, Inc. (China) (NON)	489	9,257
Legrand SA (France)	696	21,797
Mitsubishi Electric Corp. (Japan) (NON)	15,000	123,059
Molex, Inc.	1,200	24,540
Nordex AG (Germany) (NON)	506	6,168

Powell Industries, Inc. (NON)	227	6,538
Prysmian SpA (Italy)	3,758	64,743
SMA Solar Technology AG (Germany)	28	4,052
Solaria Energia y Medio Ambiente SA (Spain) (NON)	393	1,188
Solon AG Fuer Solartechnik (Germany) (NON)	96	628
Sunpower Corp. Class A (NON)	196	3,675
Vestas Wind Systems A/S (Denmark) (NON)	244	12,060
WESCO International, Inc. (NON)	254	7,338
Yingli Green Energy Holding Co., Ltd. ADR (China) (NON)	202	2,339
		405,356

Electronics (2.7%)
A123 Systems, Inc. (NON)	229	3,772
Advanced Battery Technologies, Inc. (NON)	1,776	6,909
Agilent Technologies, Inc. (NON)	630	19,820
Arrow Electronics, Inc. (NON)	1,091	30,777
Avnet, Inc. (NON)	1,476	40,752
Badger Meter, Inc.	189	6,791
BYD Co., Ltd. (China) (NON)	1,500	11,614
Cavium Networks, Inc. (NON)	462	11,042
China BAK Battery, Inc. (China) (NON)	1,300	2,938
Ener1, Inc. (NON)	798	3,379
Energy Conversion Devices, Inc. (NON)	281	2,023
EnerSys (NON)	404	9,207
FEI Co. (NON)	2,569	54,668
Greatbatch, Inc. (NON)	193	3,767
GS Yuasa Corp. (Japan)	1,000	7,000
Integrated Device Technology, Inc. (NON)	3,297	18,035
Intel Corp.	10,830	222,340
Jabil Circuit, Inc.	3,115	47,255
Johnson Matthey PLC (United Kingdom)	2,091	50,624
LDK Solar Co., Ltd. ADR (China) (NON)	489	3,027
MEMC Electronic Materials, Inc. (NON)	342	4,142
Micron Technology, Inc. (NON)	8,289	75,098
Motech Industries, Inc. (Taiwan)	1,000	3,794
National Semiconductor Corp.	5,379	77,888
NEC Corp. (Japan) (NON)	22,000	61,152
NVE Corp. (NON)	110	4,891
PV Crystalox Solar PLC (United Kingdom)	1,227	915
QLogic Corp. (NON)	373	6,789
Renesola, Ltd. ADR (China) (NON)	300	1,521
Roth & Rau AG (Germany) (NON)	67	2,250
Saft Groupe SA (France)	130	4,755
Silicon Laboratories, Inc. (NON)	196	8,906
Simplo Technology Co., Ltd. (Taiwan)	1,000	167
Texas Instruments, Inc.	2,268	55,294
TTM Technologies, Inc. (NON)	1,252	10,692
Ultralife Batteries, Inc. (NON)	406	1,656
Valence Technology, Inc. (NON)	1,616	1,503
Vishay Intertechnology, Inc. (NON)	3,641	37,320
Volterra Semiconductor Corp. (NON)	291	6,353
Watts Water Technologies, Inc. Class A	319	9,302
		930,128

Energy (oil field) (1.5%)
Basic Energy Services, Inc. (NON)	305	2,882
Boots & Coots International Control, Inc. (NON)	4,228	7,653
Cameron International Corp. (NON)	1,302	53,551
Compagnie Generale de Geophysique-Veritas SA (France)
(NON)	2,738	65,777
Complete Production Services, Inc. (NON)	375	5,235
Geokinetics, Inc. (NON)	445	3,769
Halliburton Co.	2,113	63,707
Noble Corp. (Switzerland) (NON)	1,298	54,853
Rowan Cos., Inc. (NON)	1,709	44,468
Schlumberger, Ltd.	3,457	211,223
Superior Well Services, Inc. (NON)	618	11,056
T-3 Energy Services, Inc. (NON)	291	6,908
		531,082

Energy (other) (0.3%)
Areva SA (France)	10	4,649
Ballard Power Systems, Inc. (Canada) (NON)	2,071	4,639
Canadian Solar, Inc. (Canada) (NON)	200	3,824
China Sunergy Co., Ltd. ADR (China) (NON)	400	1,664
Covanta Holding Corp. (NON)	662	11,155
EDP Renovaveis SA (Spain) (NON)	879	7,086
Evergreen Energy, Inc. (NON)	6,185	1,893
Evergreen Solar, Inc. (NON)	893	1,000
Fersa Energias Renovables SA (Spain)	1,477	3,922
FuelCell Energy, Inc. (NON)	1,679	4,718
Gamesa Corp Tecnologica SA (Spain)	735	9,149
Green Plains Renewable Energy, Inc. (NON)	257	4,275
GT Solar International, Inc. (NON)	295	1,755
Gushan Environmental Energy, Ltd. ADR (China)	1,969	2,205
Headwaters, Inc. (NON)	631	3,149
Iberdrola Renovables SA (Spain)	2,273	9,528
JA Solar Holdings Co., Ltd. ADR (China) (NON)	486	2,411
Magma Energy Corp. (Canada) (NON)	780	1,150
PNE Wind AG (Germany)	547	1,558
Q-Cells AG (Germany) (NON)	210	2,005
Ram Power Corp. (Canada) (NON)	391	1,179
Renewable Energy Corp. AS (Norway) (NON)	976	3,464
Solar Millennium AG (Germany) (NON)	82	3,157
Solarfun Power Holdings Co., Ltd. ADR (China) (NON)	394	2,600
Theolia SA (France) (NON)	523	2,237

Trina Solar, Ltd. ADR (China) (NON)	236	5,192
		99,564

Engineering and construction (0.1%)
Abengoa SA (Spain)	356	9,003
Aecom Technology Corp. (NON)	483	13,089
EMCOR Group, Inc. (NON)	828	19,061
Stanley, Inc. (NON)	127	3,202
VSE Corp.	76	3,232
		47,587

Entertainment (--%)
Cinemark Holdings, Inc.	568	9,150
National CineMedia, Inc.	213	3,427
		12,577

Environmental (0.4%)
Bio-Treat Technology, Ltd. (China) (NON)	30,000	1,815
Energy Recovery, Inc. (NON)	694	4,449
Epure International, Ltd. (China)	1,000	573
Foster Wheeler AG (NON)	2,170	53,404
Fuel Tech, Inc. (NON)	650	4,258
Hyflux, Ltd. (Singapore)	2,279	5,708
Kurita Water Industries, Ltd. (Japan)	200	5,510
Met-Pro Corp.	171	1,625
Nalco Holding Co.	1,400	32,564
Tetra Tech, Inc. (NON)	620	12,970
		122,876

Financial (0.1%)
Intercontinental Exchange, Inc. (NON)	348	37,337
		37,337

Food (2.0%)
Cermaq ASA (Norway) (NON)	770	8,596
Colruyt SA (Belgium)	33	8,249
ConAgra Foods, Inc. (S)	2,186	53,470
Cosan, Ltd. Class A (Brazil) (NON)	995	9,025
Dean Foods Co. (NON)	2,940	42,895
Del Monte Foods Co.	2,905	34,047
General Mills, Inc.	1,823	131,274
Kellogg Co.	608	31,707
Kerry Group PLC Class A (Ireland)	760	24,065
Kraft Foods, Inc. Class A	2,635	74,913
Leroy Seafood Group ASA (Norway)	200	4,364
Marine Harvest (Norway) (NON)	21,004	18,332
Nestle SA (Switzerland)	148	7,367
Nisshin Seifun Group, Inc. (Japan)	3,000	39,602
Nutreco Holding NV (Netherlands)	50	2,963
Sara Lee Corp.	4,513	61,196
SunOpta, Inc. (Canada) (NON)	1,705	5,115
Toyo Suisan Kaisha, Ltd. (Japan)	2,000	55,728
Yakult Honsha Co., Ltd. (Japan)	1,100	33,448
Yamazaki Baking Co., Inc. (Japan)	2,000	26,154
		672,510

Forest products and packaging (0.6%)
Bway Holding Co. (NON)	205	3,089
Clearwater Paper Corp. (NON)	172	8,301
International Paper Co.	2,149	49,792
KapStone Paper and Packaging Corp. (NON)	405	3,710
MeadWestvaco Corp.	1,855	42,554
OJI Paper Co., Ltd. (Japan)	1,000	4,276
Plum Creek Timber Company, Inc. (R)	521	18,615
Rayonier, Inc. R	696	28,933
Rock-Tenn Co. Class A	121	5,063
Sealed Air Corp.	1,269	25,926
		190,259

Gaming and lottery (0.1%)
Bally Technologies, Inc. (NON)	140	5,797
Greek Organization of Football Prognostics (OPAP) SA
(Greece)	1,633	33,627
		39,424

Health-care services (3.2%)
Aetna, Inc.	871	26,121
Allscripts-Misys Healthcare Solutions, Inc. (NON)	545	9,750
Amedisys, Inc. (NON)	219	12,625
AmerisourceBergen Corp.	1,995	55,940
AmSurg Corp. (NON)	175	3,616
Assisted Living Concepts, Inc. Class A (NON)	371	10,266
athenahealth, Inc. (NON)	1,141	42,034
Brookdale Senior Living, Inc. (NON)	1,179	21,198
Cardinal Health, Inc.	2,102	71,405
Cerner Corp. (NON)	165	13,687
Community Health Systems, Inc. (NON)	1,302	44,620
Computer Programs & Systems, Inc.	162	5,822
Continucare Corp. (NON)	1,031	4,299
DaVita, Inc. (NON)	855	52,677

Eclipsys Corp. (NON)	547	10,180
Emeritus Corp. (NON)	729	12,787
Ensign Group, Inc. (The)	128	2,132
Gentiva Health Services, Inc. (NON)	247	6,844
Health Management Associates, Inc. Class A (NON)	6,305	45,963
HealthSpring, Inc. (NON)	480	8,837
Humana, Inc. (NON)	1,216	57,553
Kindred Healthcare, Inc. (NON)	989	17,228
Laboratory Corp. of America Holdings (NON)	538	39,441
LHC Group, Inc. (NON)	209	6,291
Lincare Holdings, Inc. (NON)	1,873	75,220
McKesson Corp.	2,120	125,398
Medco Health Solutions, Inc. (NON)	1,548	97,896
Quality Systems, Inc.	688	39,381
Skilled Healthcare Group, Inc. Class A (NON)	242	1,566
Sun Healthcare Group, Inc. (NON)	1,161	10,321
Suzuken Co., Ltd. (Japan)	900	29,777
UnitedHealth Group, Inc.	1,961	66,399
WellPoint, Inc. (NON)	781	48,320
		1,075,594

Household furniture and appliances (0.5%)
Electrolux AB Class B (Sweden) (NON)	5,365	114,118
Tempur-Pedic International, Inc. (NON)	147	4,175
Whirlpool Corp.	521	43,847
		162,140

Insurance (2.7%)
Aflac, Inc.	1,375	67,994
Allianz SE (Germany)	46	5,313
Allied World Assurance Company Holdings, Ltd. (Bermuda)	680	31,348
American Equity Investment Life Holding Co.	2,116	18,621
American Safety Insurance Holdings, Ltd. (Bermuda)
(NON)	285	4,047
Amerisafe, Inc. (NON)	565	9,724
Aspen Insurance Holdings, Ltd. (Bermuda)	1,194	33,742
Assicurazioni Generali SpA (Italy)	4,716	107,003
Assured Guaranty, Ltd. (Bermuda)	745	15,720
CNA Surety Corp. (NON)	305	4,917
Conseco, Inc. (NON)	1,416	7,052
Everest Re Group, Ltd.	466	39,806
First Mercury Financial Corp.	262	3,728
Hartford Financial Services Group, Inc. (The)	2,288	55,759
ING Groep NV (Netherlands)	2,470	22,084
Insurance Australia Group, Ltd. (Australia)	5,756	20,388
Loews Corp.	1,108	40,398
Maiden Holdings, Ltd. (Bermuda)	840	5,897
MetLife, Inc.	2,682	97,598
Old Mutual PLC (South Africa) (NON)	35,221	60,893
Pico Holdings, Inc. (NON)	300	10,212
Platinum Underwriters Holdings, Ltd. (Bermuda)	149	5,571
Principal Financial Group	1,648	38,250
Progressive Corp. (The)	3,597	61,689
Prudential Financial, Inc.	1,397	73,217
QBE Insurance Group, Ltd. (Australia)	302	5,795
SCOR (France)	249	6,085
SeaBright Insurance Holdings, Inc. (NON)	517	5,434
Transatlantic Holdings, Inc.	404	20,079
Travelers Cos., Inc. (The)	524	27,557
Universal Insurance Holdings, Inc.	758	4,586
Validus Holdings, Ltd. (Bermuda)	173	4,842
		915,349

Investment banking/Brokerage (1.9%)
3i Group PLC (United Kingdom)	8,010	32,130
Affiliated Managers Group (NON)	289	20,557
Ameriprise Financial, Inc.	484	19,375
BlackRock, Inc.	381	83,363
Cowen Group, Inc. (NON)	794	4,319
Credit Suisse Group (Switzerland)	1,538	68,321
E*Trade Financial Corp. (NON)	7,392	11,901
Eaton Vance Corp.	648	19,563
Evercore Partners, Inc. Class A	317	9,545
Federated Investors, Inc.	183	4,577
Franklin Resources, Inc.	298	30,313
GFI Group, Inc.	978	5,389
Goldman Sachs Group, Inc. (The)	976	152,598
Invesco, Ltd.	1,041	20,404
Investment Technology Group, Inc. (NON)	1,389	23,641
Macquarie Bank, Ltd. (Australia)	285	11,567
Morgan Stanley	780	21,980
NGP Capital Resources Co.	501	4,123
Oppenheimer Holdings, Inc. Class A	378	9,454
Piper Jaffray Cos. (NON)	80	3,463
SWS Group, Inc.	629	7,579
T. Rowe Price Group, Inc.	944	47,851
TradeStation Group, Inc. (NON)	671	4,630
Uranium Participation Corp. (Canada) (NON)	322	1,886
Waddell & Reed Financial, Inc. Class A	899	29,559
		648,088

Lodging/Tourism (--%)
Sky City Entertainment Group, Ltd. (New Zealand)	4,411	9,874
		9,874

Machinery (0.6%)
Altra Holdings, Inc. (NON)	611	7,057
Applied Industrial Technologies, Inc.	240	5,410
Bucyrus International, Inc. Class A	27	1,689
Caterpillar, Inc.	961	54,825
Chart Industries, Inc. (NON)	378	7,696
CLARCOR, Inc.	141	4,618
Deere (John) & Co.	348	19,940
Doosan Heavy Industries and Construction Co., Ltd.
(South Korea)	220	16,565
Ebara Corp. (Japan) (NON)	3,000	14,315
Franklin Electric Co., Inc.	152	4,335
Gardner Denver, Inc.	129	5,626
GLV, Inc. Class A (Canada) (NON)	426	3,573
Gorman-Rupp Co. (The)	201	4,724
Joy Global, Inc.	56	2,845
Lindsay Corp.	134	4,933
Raser Technologies, Inc. (NON)	1,858	1,969
Spirax-Sarco Engineering PLC (United Kingdom)	507	9,817
Tanfield Group PLC (United Kingdom) (NON)	1,737	602
Timken Co.	1,256	32,945
		203,484

Manufacturing (0.7%)
AZZ, Inc.	106	3,329
Dover Corp.	1,059	47,930
EnPro Industries, Inc. (NON)	138	3,820
Exide Technologies (NON)	881	5,066
General Cable Corp. (NON)	1,499	36,621
ITT Corp.	182	9,324
John Bean Technologies Corp.	309	5,052
Leggett & Platt, Inc.	2,194	41,576
LSB Industries, Inc. (NON)	560	7,958
Mueller Water Products, Inc. Class A	1,217	5,635
Pentair, Inc.	373	12,145
Roper Industries, Inc.	212	11,753
Smith (A.O.) Corp.	249	11,280
Thomas & Betts Corp. (NON)	959	34,620
Valmont Industries, Inc.	129	9,185
		245,294

Media (0.6%)
News Corp., Ltd. (The) Class A	3,117	41,674
Time Warner, Inc.	5,260	152,750
		194,424

Medical technology (0.8%)
AGA Medical Holdings, Inc. (NON)	149	1,997
American Medical Systems Holdings, Inc. (NON)	182	3,298
Baxter International, Inc.	1,127	64,160
Bruker BioSciences Corp. (NON)	472	5,900
Coloplast A/S Class B (Denmark)	76	8,640
Hospira, Inc. (NON)	1,041	54,476
Invacare Corp.	130	3,546
Inverness Medical Innovations, Inc. (NON)	86	3,356
Kensey Nash Corp. (NON)	214	4,723
Kinetic Concepts, Inc. (NON)	350	14,672
Life Technologies Corp. (NON)	1,114	56,547
Medtronic, Inc.	521	22,611
Natus Medical, Inc. (NON)	299	4,031
OraSure Technologies, Inc. (NON)	1,002	5,511
Pall Corp.	205	8,091
Steris Corp.	416	13,150
Techne Corp.	59	3,771
Young Innovations, Inc.	245	6,566
		285,046

Metal fabricators (--%)
Haynes International, Inc.	99	2,875
		2,875

Metals (1.4%)
Ampco-Pittsburgh Corp.	261	6,723
ArcelorMittal (Luxembourg)	3,406	129,743
Cameco Corp. (Canada)	139	3,820
Cameco Corp. (Canada)	97	2,666
Carpenter Technology Corp.	113	3,375
Cliffs Natural Resources, Inc.	68	3,835
Denison Mines Corp. (Canada) (NON)	939	1,259
Energy Resources of Australia, Ltd. (Australia)	151	2,487
Freeport-McMoRan Copper & Gold, Inc. Class B	1,311	98,535
Horsehead Holding Corp. (NON)	890	9,051
JFE Holdings, Inc. (Japan)	500	18,597
Mitsui Mining & Smelting Co., Ltd. (Japan) (NON)	12,000	32,951
Northwest Pipe Co. (NON)	146	3,450
OneSteel, Ltd. (Australia)	11,447	35,413
Reliance Steel & Aluminum Co.	843	37,379
Silver Wheaton Corp. (Canada) (NON)	767	11,635
Thompson Creek Metals Co., Inc. (Canada) (NON)	646	8,883
UEX Corp. (Canada) (NON)	1,320	1,318
Umicore NV/SA (Belgium)	378	11,331
Uranium One, Inc. (Canada) (NON)	700	2,037

USEC, Inc. (NON)	382	1,666
voestalpine AG (Austria)	1,770	62,409
		488,563

Natural gas utilities (0.6%)
Energen Corp.	696	31,640
Gaz de France SA (France)	476	17,484
NiSource, Inc.	2,034	30,551
Sempra Energy	1,287	63,282
Toho Gas Co., Ltd. (Japan)	6,000	32,816
UGI Corp.	955	23,923
		199,696

Office equipment and supplies (0.3%)
Avery Dennison Corp.	780	24,648
Canon, Inc. (Japan)	1,500	62,373
		87,021

Oil and gas (6.4%)
Apache Corp.	734	76,072
Aventine Renewable Energy Holdings, Inc. (NON)	1,865	326
BP PLC (United Kingdom)	6,114	53,943
Bronco Energy, Ltd. (Canada) (NON)	470	161
Canadian Oil Sands Trust (Unit) (Canada)	200	5,316
Chevron Corp.	5,033	363,886
Connacher Oil and Gas, Ltd. (Canada) (NON)	1,500	1,840
ConocoPhillips	2,515	120,720
Contango Oil & Gas Co. (NON)	68	3,506
CVR Energy, Inc. (NON)	398	3,272
ENI SpA (Italy)	6,199	139,891
Ensco International PLC ADR (United Kingdom)	1,389	61,352
Exxon Mobil Corp.	7,809	507,585
Hess Corp.	1,735	102,018
Marathon Oil Corp.	1,999	57,871
Murphy Oil Corp.	1,041	54,028
Occidental Petroleum Corp.	1,995	159,301
Oil States International, Inc. (NON)	143	6,152
Oilsands Quest, Inc. (Canada) (NON)	1,286	874
OPTI Canada, Inc. (Canada) (NON)	519	933
Patterson-UTI Energy, Inc.	2,771	42,784
Petroleum Development Corp. (NON)	498	11,708
Repsol YPF SA (Spain)	910	20,616
Rosetta Resources, Inc. (NON)	396	7,417
Royal Dutch Shell PLC Class A (United Kingdom)	1,489	40,635
Royal Dutch Shell PLC Class B (United Kingdom)	3,782	98,974
Sasol, Ltd. ADR (South Africa)	202	7,399
StatoilHydro ASA (Norway)	5,854	131,200
Suncor Energy, Inc. (Canada)	268	7,748
Swift Energy Co. (NON)	223	6,643
Unit Corp. (NON)	144	6,260
UTS Energy Corp. (Canada) (NON)	953	2,229
Vaalco Energy, Inc. (NON)	753	3,215
Williams Cos., Inc. (The)	3,038	65,439
		2,171,314

Pharmaceuticals (5.0%)
Abbott Laboratories	2,777	150,736
Actelion NV (Switzerland) (NON)	628	32,020
Allergan, Inc.	1,432	83,672
AstraZeneca PLC (United Kingdom)	3,373	148,283
Biovail Corp. (Canada)	430	6,377
Bristol-Myers Squibb Co.	6,539	160,271
Cephalon, Inc. (NON)	781	53,631
Eli Lilly & Co.	1,198	41,139
Emergent Biosolutions, Inc. (NON)	248	3,636
Endo Pharmaceuticals Holdings, Inc. (NON)	470	10,693
Forest Laboratories, Inc. (NON)	570	17,032
GlaxoSmithKline PLC (United Kingdom)	4,620	85,510
Hi-Tech Pharmacal Co., Inc. (NON)	206	4,431
Johnson & Johnson	3,378	212,814
Medicis Pharmaceutical Corp. Class A	453	10,193
Merck & Co., Inc.	1,750	64,540
Novartis AG (Switzerland) (NON)	1,392	77,456
Obagi Medical Products, Inc. (NON)	560	5,729
Par Pharmaceutical Cos., Inc. (NON)	650	16,270
Perrigo Co.	935	46,348
Pfizer, Inc.	15,831	277,833
Questcor Pharmaceuticals, Inc. (NON)	517	2,420
Salix Pharmaceuticals, Ltd. (NON)	123	3,513
Sanofi-Aventis (France)	1,374	100,524
Santarus, Inc. (NON)	1,927	8,113
Takeda Pharmaceutical Co., Ltd. (Japan)	900	40,766
Valeant Pharmaceuticals International (NON)	802	29,850
		1,693,800

Power producers (0.3%)
International Power PLC (United Kingdom)	4,211	20,820
Mirant Corp. (NON)	3,708	46,647
Ormat Technologies, Inc.	70	2,025
SembCorp Industries, Ltd. (Singapore)	12,000	32,192
		101,684

Publishing (0.2%)
Gannett Co., Inc.	972	14,726
R. R. Donnelley & Sons Co.	2,316	46,065
		60,791

Railroads (0.3%)
Central Japan Railway Co. (Japan)	9	68,163
Union Pacific Corp.	719	48,439
		116,602

Real estate (1.3%)
Agree Realty Corp. (R)	246	5,427
American Campus Communities, Inc. (R)	1,241	34,301
American Capital Agency Corp. (R)	195	4,937
Annaly Capital Management, Inc. (R)	3,617	66,480
Anworth Mortgage Asset Corp. (R)	672	4,543
Ashford Hospitality Trust, Inc. (NON)(R)	1,571	8,609
CapLease, Inc. (R)	926	4,074
CB Richard Ellis Group, Inc. Class A (NON)	3,236	42,714
CBL & Associates Properties, Inc. (R)	657	7,812
CFS Retail Property Trust (Australia) (R)	23,486	40,014
Digital Realty Trust, Inc. (R)	521	26,873
Entertainment Properties Trust (R)	148	5,657
Glimcher Realty Trust (R)	1,264	5,435
Hang Lung Group, Ltd. (Hong Kong)	2,000	10,062
Host Marriott Corp. (R)	4,155	48,655
HRPT Properties Trust (R)	1,004	7,048
Lexington Realty Trust (R)	752	4,474
LTC Properties, Inc. (R)	358	9,337
Macquarie Office Trust (Australia)	44,347	11,134
National Health Investors, Inc. (R)	386	13,437
NorthStar Realty Finance Corp. (R)	817	3,489
Omega Healthcare Investors, Inc. (R)	264	5,008
PS Business Parks, Inc. (R)	131	6,419
Public Storage (R)	608	49,972
Saul Centers, Inc. (R)	127	4,531
SL Green Realty Corp. (R)	101	5,157
Universal Health Realty Income Trust (R)	84	2,842
Urstadt Biddle Properties, Inc. Class A (R)	268	4,226
		442,667

Regional Bells (1.1%)
AT&T, Inc.	11,974	297,074
Cincinnati Bell, Inc. (NON)	2,394	7,086
Verizon Communications, Inc.	2,973	86,009
		390,169

Restaurants (0.8%)
AFC Enterprises (NON)	1,264	10,238
Brinker International, Inc.	2,266	41,037
Carrols Restaurant Group, Inc. (NON)	306	1,943
CEC Entertainment, Inc. (NON)	284	9,954
Domino's Pizza, Inc. (NON)	1,294	16,162
McDonald's Corp.	1,995	127,381
Starbucks Corp. (NON)	2,703	61,926
		268,641

Retail (5.6%)
Advance Auto Parts, Inc.	868	35,414
Aeropostale, Inc. (NON)	118	4,172
Amazon.com, Inc. (NON)	112	13,261
Autonation, Inc. (NON)	1,369	24,300
AutoZone, Inc. (NON)	178	29,536
Best Buy Co., Inc.	1,041	37,997
Big Lots, Inc. (NON)	429	14,372
BJ's Wholesale Club, Inc. (NON)	1,476	53,387
Buckle, Inc. (The)	222	6,498
Cash America International, Inc.	168	6,439
Childrens Place Retail Stores, Inc. (The) (NON)	121	4,623
Coach, Inc.	901	32,832
Deckers Outdoor Corp. (NON)	184	22,117
Dollar Tree, Inc. (NON)	696	38,795
Dress Barn, Inc. (NON)	532	13,226
GameStop Corp. Class A (NON)	1,271	21,861
Gap, Inc. (The)	4,338	93,267
Guess ?, Inc.	583	23,781
Herbalife, Ltd. (Cayman Islands)	1,365	54,668
Home Depot, Inc. (The)	2,303	71,854
Home Retail Group PLC (United Kingdom)	1,975	7,678
Jos. A. Bank Clothiers, Inc. (NON)	145	6,486
Kenneth Cole Productions, Inc. Class A (NON)	229	2,684
Koninklijke Ahold NV (Netherlands)	5,351	65,588
Limited Brands, Inc.	3,038	67,170
Lowe's Cos., Inc.	1,823	43,223
Macy's, Inc.	5,107	97,798
Nash Finch Co.	121	4,268
NBTY, Inc. (NON)	666	30,236
Next PLC (United Kingdom)	3,933	112,430
OfficeMax, Inc. (NON)	1,000	15,970
PETsMART, Inc.	1,504	40,939
Ross Stores, Inc.	1,405	68,718
Safeway, Inc.	3,573	89,039

Sally Beauty Holdings, Inc. (NON)	518	4,242
Sonic Automotive, Inc. (NON)	513	5,289
Stage Stores, Inc.	394	5,240
Steven Madden, Ltd. (NON)	238	9,998
Talbots, Inc. (NON)	277	3,003
Target Corp.	1,324	68,212
Toro Co. (The)	729	32,091
Tractor Supply Co. (NON)	64	3,502
USANA Health Sciences, Inc. (NON)	172	4,763
Wal-Mart Stores, Inc.	5,120	276,837
Walgreen Co.	3,534	124,538
Wesfarmers, Ltd. (Australia)	2,335	65,180
Woolworths, Ltd. (Australia)	2,002	48,183
World Fuel Services Corp.	236	6,235
		1,911,940

Schools (0.1%)
Bridgepoint Education, Inc. (NON)	196	3,308
Career Education Corp. (NON)	191	5,314
Lincoln Educational Services Corp. (NON)	575	12,823
		21,445

Semiconductor (0.2%)
Atmel Corp. (NON)	1,174	5,295
Veeco Instruments, Inc. (NON)	1,429	48,729
		54,024

Shipping (0.6%)
Air Transport Services Group, Inc. (NON)	1,268	3,221
Con-way, Inc.	907	29,468
Frontline, Ltd. (Norway)	121	3,261
Nippon Express Co., Ltd. (Japan)	12,000	49,426
Ryder System, Inc.	1,561	55,088
SembCorp Marine, Ltd. (Singapore)	15,000	39,600
Wabtec Corp.	281	10,717
		190,781

Software (3.6%)
Adobe Systems, Inc. (NON)	604	20,929
Akamai Technologies, Inc. (NON)	1,144	30,087
ArcSight, Inc. (NON)	222	5,950
Blackboard, Inc. (NON)	142	5,549
BMC Software, Inc. (NON)	1,755	64,654
Citrix Systems, Inc. (NON)	859	36,946
Concur Technologies, Inc. (NON)	578	22,739
JDA Software Group, Inc. (NON)	70	1,981
Mantech International Corp. Class A (NON)	114	5,629
McAfee, Inc. (NON)	183	7,263
Microsoft Corp.	16,991	486,961
MicroStrategy, Inc. (NON)	136	12,062
Omnicell, Inc. (NON)	599	8,104
Oracle Corp.	10,075	248,349
Symantec Corp. (NON)	7,702	127,468
TIBCO Software, Inc. (NON)	1,415	12,976
VMware, Inc. Class A (NON)	2,358	116,744
		1,214,391

Technology (0.2%)
CACI International, Inc. Class A (NON)	107	5,303
Solarworld AG (Germany)	182	2,516
Tech Data Corp. (NON)	1,056	45,238
Unisys Corp. (NON)	732	25,554
		78,611

Technology services (1.6%)
3PAR, Inc. (NON)	982	9,064
Acxiom Corp. (NON)	496	8,363
Check Point Software Technologies (Israel) (NON)	279	9,095
Convergys Corp. (NON)	3,269	40,339
CSG Systems International, Inc. (NON)	856	17,223
Fair Isaac Corp.	294	6,750
Google, Inc. Class A (NON)	382	201,238
HealthStream, Inc. (NON)	1,063	4,103
Indra Sistemas SA Class A (Spain)	854	17,481
Infospace, Inc. (NON)	1,137	11,461
Ingram Micro, Inc. Class A (NON)	1,727	30,568
SAIC, Inc. (NON)	449	8,845
Salesforce.com, Inc. (NON)	598	40,634
SAVVIS, Inc. (NON)	448	6,312
Sohu.com, Inc. (China) (NON)	955	48,906
Sourcefire, Inc. (NON)	239	5,583
United Online, Inc.	1,158	7,249
VeriSign, Inc. (NON)	320	7,974
Western Union Co. (The)	3,271	51,615
		532,803

Telecommunications (1.2%)
AboveNet, Inc. (NON)	208	12,713
ADTRAN, Inc.	294	6,874
Applied Signal Technology, Inc.	124	2,290
BT Group PLC (United Kingdom)	3,003	5,261

Carphone Warehouse Group PLC (The) (United Kingdom)	4,553	12,870
Earthlink, Inc.	871	7,264
France Telecom SA (France)	2,639	61,907
InterDigital, Inc. (NON)	119	3,052
j2 Global Communications, Inc. (NON)	267	5,794
KDDI Corp. (Japan)	17	90,682
NeuStar, Inc. Class A (NON)	639	14,812
NII Holdings, Inc. (NON)	1,356	50,742
Sprint Nextel Corp. (NON) (S)	16,251	54,116
Telefonica SA (Spain)	1,280	30,062
Telekom Austria AG (Austria)	472	6,190
Windstream Corp.	3,297	33,399
		398,028

Telephone (0.5%)
Atlantic Tele-Network, Inc.	138	6,055
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	2,700	117,588
Qwest Communications International, Inc.	13,622	62,116
		185,759

Textiles (0.3%)
Carter's, Inc. (NON)	123	3,525
Gymboree Corp. (The) (NON)	138	6,003
Hanesbrands, Inc. (NON)	1,001	25,956
Maidenform Brands, Inc. (NON)	323	5,562
Perry Ellis International, Inc. (NON)	347	6,791
Phillips-Van Heusen Corp.	1,036	45,086
Warnaco Group, Inc. (The) (NON)	233	9,725
		102,648

Tire and rubber (0.1%)
Goodyear Tire & Rubber Co. (The) (NON)	1,909	24,798
		24,798

Tobacco (0.7%)
Philip Morris International, Inc.	3,905	191,266
Reynolds American, Inc.	434	22,915
Swedish Match AB (Sweden)	833	19,006
Universal Corp.	119	6,313
		239,500

Transportation (--%)
Cintra Concesiones de Infraestructuras de Transporte
SA (Spain)	1,816	16,002
		16,002

Transportation services (0.3%)
ComfortDelgro Corp., Ltd. (Singapore)	6,000	6,618
FedEx Corp.	473	40,090
Koninklijke Vopak NV (Netherlands) (NON)	292	21,478
TNT NV (Netherlands)	633	16,388
United Parcel Service, Inc. Class B	492	28,900
		113,474

Trucks and parts (0.3%)
Aisin Seiki Co., Ltd. (Japan)	1,200	31,491
ATC Technology Corp. (NON)	608	13,625
GUD Holdings, Ltd. (Australia)	384	3,347
Koito Manufacturing Co., Ltd. (Japan)	2,000	25,186
Quantum Fuel Systems Technologies Worldwide, Inc. (NON)	774	4,079
Tenneco Automotive, Inc. (NON)	303	6,108
Westport Innovations, Inc. (Canada) (NON)	207	2,747
		86,583

Utilities and power (--%)
Babcock & Brown Wind Partners (Australia)	5,978	6,861
EDF Energies Nouvelles SA (France)	90	4,630
		11,491

Waste Management (--%)
Calgon Carbon Corp. (NON)	245	3,800
EnergySolutions, Inc.	348	2,116
		5,916

Water Utilities (0.2%)
American States Water Co.	137	4,406
Aqua America, Inc.	366	6,266
California Water Service Group	120	4,306
Cia de Saneamento Basico do Estado de Sao Paulo ADR
(Brazil)	229	7,807
Consolidated Water Co., Inc. (Cayman Islands)	135	1,640
Guangdong Investment, Ltd. (China)	20,000	10,152
Severn Trent PLC (United Kingdom)	475	8,437
SJW Corp.	154	3,456
Southwest Water Co.	271	1,821
Veolia Environnement (France)	459	14,883
		63,174

Total common stocks (cost $24,195,712)		$28,999,609

INVESTMENT COMPANIES (3.3%)(a)
	Shares	Value

Allied Capital Corp. (NON)	1,603	$6,668
Ares Capital Corp.	339	4,431
BlackRock Kelso Capital Corp.	472	4,324
Eurazeo (France)	263	16,704
Harris & Harris Group, Inc. (NON)	2,567	11,654
iShares MSCI EAFE Index Fund	2,986	157,123
iShares MSCI Emerging Markets Index Fund	2,390	93,114
MCG Capital Corp. (NON)	1,187	6,077
Midcap SPDR Trust Series 1	263	35,239
S&P 500 Index Depository Receipts (SPDR Trust Series 1)	6,702	742,314
SPDR KBW Bank ETF	2,654	62,396

Total investment companies (cost $1,021,219)		$1,140,044

SHORT-TERM INVESTMENTS (12.8%)(a)
	Principal amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.09% to 0.25% and
due dates ranging from March 1, 2010 to April 26, 2010
(d)	107,913	$107,900
Putnam Money Market Liquidity Fund (e)	3,470,364	3,470,364
SSgA Prime Money Market Fund (i)	10,000	10,000
U.S. Treasury Bills for effective yields from 0.24% to
0.35% , November 18, 2010 (SEGSF) (SEG)	593,001	591,287
U.S. Treasury Bills for an effective yield of 0.22%,
July 15, 2010 (SEG)	154,001	153,800
U.S. Treasury Bills for an effective yield of 0.24%,
April 1, 2010 (SEG)	35,000	34,989

Total short-term investments (cost $4,368,817)		$4,368,340

TOTAL INVESTMENTS

Total investments (cost $29,585,748)(b)		$34,507,993

FORWARD CURRENCY CONTRACTS TO BUY at 2/28/10 (aggregate face value $9,399,865) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$1,480,728	$1,473,734	3/17/10	$6,994
Brazilian Real	83,021	79,974	3/17/10	3,047
British Pound	918,305	960,806	3/17/10	(42,501)
Canadian Dollar	1,103,741	1,099,583	3/17/10	4,158
Chilean Peso	50,550	48,737	3/17/10	1,813
Czech Koruna	70,861	70,594	3/17/10	267
Euro	880,987	898,632	3/17/10	(17,645)
Hong Kong Dollar	434,655	434,249	3/17/10	406
Hungarian Forint	53,645	53,512	3/17/10	133
Japanese Yen	1,809,870	1,779,996	3/17/10	29,874
Mexican Peso	173,637	169,652	3/17/10	3,985
New Zealand Dollar	24,104	23,535	3/17/10	569
Norwegian Krone	818,767	825,774	3/17/10	(7,007)
Polish Zloty	48,633	47,404	3/17/10	1,229
South African Rand	53,629	53,737	3/17/10	(108)
South Korean Won	12,595	12,623	3/17/10	(28)
Swedish Krona	912,125	896,973	3/17/10	15,152
Swiss Franc	416,046	422,690	3/17/10	(6,644)
Turkish Lira (New)	46,894	47,660	3/17/10	(766)

Total				$(7,072)

FORWARD CURRENCY CONTRACTS TO SELL at 2/28/10 (aggregate face value $9,904,352) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$220,099	$218,306	3/17/10	$(1,793)
Brazilian Real	276	263	3/17/10	(13)
British Pound	1,910,734	1,976,962	3/17/10	66,228
Canadian Dollar	943,225	937,087	3/17/10	(6,138)
Chilean Peso	69,228	66,691	3/17/10	(2,537)
Czech Koruna	85,361	84,970	3/17/10	(391)
Danish Krone	12,994	13,118	3/17/10	124
Euro	2,894,225	2,955,104	3/17/10	60,879
Hong Kong Dollar	47,894	47,849	3/17/10	(45)
Hungarian Forint	24,622	24,488	3/17/10	(134)
Japanese Yen	1,313,537	1,292,582	3/17/10	(20,955)
Mexican Peso	1,678	1,637	3/17/10	(41)
New Zealand Dollar	41,990	41,155	3/17/10	(835)
Norwegian Krone	551,996	555,395	3/17/10	3,399
Polish Zloty	32,410	31,553	3/17/10	(857)
Singapore Dollar	209,465	207,562	3/17/10	(1,903)
South African Rand	16,415	16,433	3/17/10	18
South Korean Won	12,436	12,553	3/17/10	117
Swedish Krona	639,373	626,777	3/17/10	(12,596)
Swiss Franc	669,194	674,597	3/17/10	5,403
Taiwan Dollar	119,152	119,270	3/17/10	118

Total				$88,048

FUTURES CONTRACTS OUTSTANDING at 2/28/10 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Dow Jones Euro Stoxx 50 Index (Long)	10	$370,982	Mar-10	$(10,538)
Dow Jones Euro Stoxx 50 Index (Short)	4	148,393	Mar-10	8,294
MSCI EAFE Index E-Mini (Short)	9	674,415	Mar-10	29,941
Russell 2000 Index Mini (Long)	5	313,950	Mar-10	11,415
S&P 500 Index E-Mini (Short)	13	717,275	Mar-10	(6,041)
SPI 200 Index (Short)	1	103,188	Mar-10	(927)

Total				$32,144

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/10 (Unaudited)

			Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
	$8,015	shares		1/25/11	(1 month USD-	MSCI Total	$(68,330)
					LIBOR-BBA plus	Return Emerging
					0.9%)	Markets (Net)
						Index

Goldman Sachs International
	257	baskets		11/24/10	(3 month USD-	A basket	(45,557)
					LIBOR-BBA)	(GSPMTGCC)
						of common stocks

JPMorgan Chase Bank, N.A.
	17,338	shares		10/20/10	(3 month USD-	iShares MSCI	(49,103)
					LIBOR-BBA plus	Emerging Markets
					5 bp)	Index

	1,397	shares		7/29/10	(3 month USD-	S&P 500	21,371
					LIBOR-BBA )	Information
						Technology Total
						Return Index

	861	shares		7/29/10	3 month USD-	S&P 500 Energy	(11,838)
					LIBOR-BBA	Total Return
						Index

UBS, AG
	523	shares		1/21/11	(3 month USD-	S&P 500	(4,733)
					LIBOR-BBA)	Materials Total
						Return Index

	500	shares		1/21/11	(3 month USD-	S&P 500	6,386
					LIBOR-BBA)	Utilities Total
						Return Index

Total							$(151,804)

NOTES

(a) Percentages indicated are based on net assets of $34,067,338.

(b) The aggregate identified cost on a tax basis is $29,639,892, resulting in gross unrealized appreciation and depreciation of $5,525,445 and $657,344, respectively, or net unrealized appreciation of $4,868,101.

(NON) Non-income-producing security.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at February 28, 2010.

(SEGSF) This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at February 28, 2010.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs. On February 28, 2010, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At February 28, 2010, the value of securities loaned amounted to $105,012. The fund received cash collateral of $107,900 which is pooled with collateral of other Putnam funds into 44 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $6,980 for the period ended February 28, 2010. During the period ended February 28, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $17,647,829 and $17,418,533, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(i) Security purchased with cash or securities received, that was pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at February 28, 2010.

At February 28, 2010, liquid assets totaling $104,246 have been segregated to cover certain derivatives contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at February 28, 2010 (as a percentage of Portfolio Value):

United States	79.3%
Japan	4.3
United Kingdom	3.5
France	2.1
Italy	2.0
Australia	1.4
Switzerland	0.8
Singapore	0.6
Netherlands	0.6
Norway	0.5
Spain	0.5
Other	4.4

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam

Investments, LLC.

Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets.

The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 57 on Futures contracts for the period ended February 28, 2010. The fund had an average contract amount of approximately 1,825 on Purchased options contracts for the period ended February 28, 2010. The fund had an average contract amount of approximately 1,825 on Written options contracts for the period ended February 28, 2010.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.

The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $1,800,000 on Forward currency contracts for the period ended February 28, 2010.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates.

Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $1,100,000 on Total return swap contracts for the period ended February 28, 2010.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time.

Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At February 28, 2010, the fund had a net liability position of $137,139 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $10,000.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of February 28, 2010:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	1,710,700	--	--

	Capital goods	2,122,155	--	--

	Communication services	1,297,604	--	--

	Conglomerates	595,158	--	--

	Consumer cyclicals	3,486,949	--	--

	Consumer staples	2,697,643	--	--

	Energy	3,001,401	--	10

	Financial	4,196,745	--	--

	Health care	3,529,253	32,020	--

	Technology	4,571,562	--	--

	Transportation	458,457	--	--

	Utilities and power	1,299,952	--	--

Total common stocks		28,967,579	32,020	10

Investment companies		1,140,044	--	--

Short-term investments		3,480,364	887,976	--

Totals by level		$33,587,987	$919,996	$10

	Level 1	Level 2	Level 3

Other financial instruments:	$32,144	$(70,828)	$--

Other financial instruments include futures, swaps and forward currency contracts.

The following is a reconciliation of Level 3 assets as of February 28, 2010:

Investments in securities:					change in net		Net
		Balance as of	Accrued		unrealized	Net	transfers in	Balance as of
		May	discounts/	Realized	appreciation/	purchases/	and/or out	February
		31, 2009	premiums	gain/(loss)	(depreciation) †	sales	of Level 3	28, 2010

Common stocks:

	Energy	$--	--	--	$10	--	--	$10

Total common stocks		$--	--	--	$10	--	--	$10

Totals:		$--	$--	$--	$10	$--	$--	$10

† Includes $10 related to Level 3 securities still held at period end.
Market Values of Derivative Instruments as of February 28, 2010

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$209,594	$128,618

Equity contracts	77,407	197,067

Total	$287,001	$325,685

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: April 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 28, 2010